Financial assets and liabilities - Summary of Contingent Consideration Inputs (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)
Disclosure Of Financial Instruments [Line Items]
Share Price (in AUD per share)		$ 1.62
Expected Term	12 months
Fair value | $			$ 27,503,000	$ 31,539,000
Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Exercise price (in AUD per share)	$ 3.15
Liabilities at FVTPL | Contingent consideration
Disclosure Of Financial Instruments [Line Items]
Exercise price (in AUD per share)		$ 3.15
Expected Term		12 months
Dividend Yield		0.00%
Expected Volatility		73.57%
Risk Free Interest Rate		3.47%
Fair value per share (in USD per share)			$ 1.0033
Fair value | $			$ 10,262,224	$ 0
Liabilities at FVTPL | Contingent consideration | Maximum
Disclosure Of Financial Instruments [Line Items]
Expected Term		7 months